SCHEDULE OF LEASE EXPENSE (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Feb. 28, 2025	Feb. 29, 2024
Right-of-use Assets
Operating lease expense (per ASC 842)	$ 471	$ 104	$ 519	$ 494
Total lease expense	$ 471	$ 104	$ 519	$ 494